Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37723
Entity Registrant Name	ENEL CHILE S.A.
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Santa Rosa 76
Entity Address, Postal Zip Code	83300998
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Common Stock, Shares Outstanding	69,166,557,220
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Auditor Name	KPMG Auditores Consultores SpA
Auditor Firm ID	1273	1273	1273
Auditor Location	Santiago, Chile
Entity Central Index Key	0001659939
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Voluntary Filers	No
Amendment Flag	false
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares Representing Common Stock
Trading Symbol	ENIC
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, no par value *
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Notes Payable [Member]
Document Information [Line Items]
Title of 12(b) Security	US$ 1,000,000,000 4.875% Notes due June 12, 2028
Trading Symbol	ENIC28
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Av. Santa Rosa 76
Entity Address, Address Line Two	Piso 15, Comuna de Santiago
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Contact Personnel Name	Isabela Klemes
City Area Code	56-2
Local Phone Number	2353-4400
Contact Personnel Email Address	ir.enelchile@enel.com